UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number File No. 811-1144
THE FINANCE COMPANY OF PENNSYLVANIA

(Exact name of registrant as specified in charter)
400 Market Street, Suite 425, Philadelphia, PA 19106

(Address of principal executive offices) (Zip Code)
Charles E. Mather III, President
400 Market Street, Suite 425, Philadelphia, PA 19106

(Name and address of agent for service)
Registrant’s telephone number, including area code 215-351-4778
Date of fiscal year end: December 31
Date of reporting period: December 31, 2008

ITEM 1.  Reports to Stockholders.

The Report to Stockholders is attached herewith.

The Finance Company of Pennsylvania
Founded 1871

ANNUAL REPORT
December 31, 2008

The Finance Company of Pennsylvania

400 Market Street
Suite 425
Philadelphia, PA 19106

BOARD OF DIRECTORS
Charles E. Mather III

Shaun F. O’Malley	Jonathan D. Scott
Herbert S. Riband, Jr.	Peter Bedell

OFFICERS
Charles E. Mather III, President
Herbert S. Riband, Jr., Secretary-Treasurer
Doranne H. Case, Asst. Secretary-Treasurer
Geralyn McConnell, Assistant Secretary
Salvatore Faia, Chief Compliance Officer

The Finance Company of Pennsylvania

400 Market Street
Suite 425
Philadelphia, PA 19106

TO OUR SHAREHOLDERS:

We are pleased to submit your Company’s one hundred and thirty-seventh Annual Report.

The following is a summary of financial information for the years 2004 to 2008 on a per share basis:

	Net				Dec. 31
	Investment	Dividends Paid			Net Asset
Year	Income	Regular	Extra	Total	Value

2004	$23.69	$14.00	$17.50	$31.50	$1,198.28
2005	$23.54	$14.00	$15.45	$29.45	$1,227.35
2006	$27.44	$14.00	$30.01	$44.01	$1,400.33
2007	$25.96	$14.00	$34.29	$48.29	$1,414.84
2008	$26.57	$14.00	$17.85	$31.85	$1,053.44

As a Regulated Investment Company, the Company is required to pay to its shareholders at least 98% of its ordinary income for the calendar year 2008 or pay a 4% non-deductible Federal Excise Tax on its undistributed ordinary income. Your Board of Directors has elected to distribute 100% of the ordinary income.

In these extremely difficult times, we are glad to be able to pay an extra dividend, even though it is significantly reduced from the previous record year. Market conditions are still troubling, but your Board continues to be diligent in the oversight of the Company’s portfolio.

On January 30, 2009, the Company paid to the shareholders of record on December 31, 2008, the regular quarterly dividend of $3.50 and an extra dividend of $17.85, making a total dividend of $21.35. The tax law requires that the final dividend, although paid in 2009, is taxable to the shareholders in 2008.

Common stocks and equity mutual funds constitute 85.87% of the portfolio of investments at market on December 31, 2008, compared with 88.70% one year earlier.

Our equity investment adviser, Cooke & Bieler, L.P., is present at each of our Board meetings. Our fixed-income advisor, Schroder Investment Management North America, Inc., meets with our Board periodically. Both are available for consultation throughout the year.

The directors and officers thank you for your continued support.

Charles E. Mather III, President

COMPANY EXPENSES

Example for a $1,000 Investment in the Company

As a Company shareholder, you incur ongoing costs, such as management fees and other Company expenses.

The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Company and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested for six months beginning July 1, 2008 and held through December 31, 2008.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value dividend by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Hypothetical 5% Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the Company’s actual expense ratio and an assumed rate of return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Company and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*
	7/1/08	12/31/08	7/1/08 - 12/31/08

Actual Return	$1,000.00	$826.13	$5.43
Hypothetical 5% Return	$1,000.00	$1,019.19	$5.94

*	Expenses are equal to the Company’s annualized expense ratio (for the six-month period) of 1.18%, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366 (the number of days in the most recent 12-month period). The expense ratio for the most recent six-month period may differ from the expense ratio based on the one-year data in the Condensed Financial Information.

Portfolio Composition as of December 31, 2008 (unaudited)

Asset Allocation — Percentage of the Company’s net assets

Common Stocks and Mutual Funds	85.87%
Bonds	11.59%
Short Term Investments	4.20%
Liabilities in Excess of Other Assets	(1.66%	)

Net Assets	100.00%

Common Stock Sector Allocation (% of Company’s Net Assets)

Sector	Percentage

Banking, Insurance and Financial; Holding Companies	26.31%
Petroleum and Mining	19.38%
Manufacturing and Diversified	19.06%
International	6.13%
Food/Retail Merchandising	5.10%
Diversified Holding	4.36%
Drugs and Pharmaceuticals	3.06%
Advertising and Communications	2.47%

Top 10 Stock Holdings (% of Company’s Net Assets)

PNC Financial Services Group Inc.	24.34%
Exxon Mobil Corp.	18.31%
Pennsylvania Warehousing and Safe Deposit Company	4.36%
Harbor International Funds	3.19%
Artisan International Funds	2.34%
Coca Cola Co.	1.67%
Johnson and Johnson	1.55%
Verizon Communications Inc.	1.39%
Colgate Palmolive Co.	1.31%
Int’l Business Machines Corp.	1.29%

Total	59.75%

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
The Finance Company of Pennsylvania

We have audited the accompanying statement of assets and liabilities of The Finance Company of Pennsylvania (the “Company”), including the portfolio of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the condensed financial information for each of the five years in the period then ended. These financial statements and condensed financial information are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of The Finance Company of Pennsylvania as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the condensed financial information for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania
February 24, 2009

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

ASSETS

Investments at fair value — unaffiliated (Note 1):
Short Term Investments (identified cost $2,048,287)	$2,048,287
Bonds (identified cost $5,898,414)	5,649,125
Common Stocks & Mutual Funds (identified cost $17,440,429)	39,730,660
Investments at fair-value-affiliated (Note 2):
Common Stocks & Mutual Funds (identified cost $71,399)	2,127,924

Total Investments	49,555,996
Cash	26,921
Accrued interest and dividends receivable	190,207
Prepaid expenses	44,453
Other assets	12,955

Total	49,830,532

LIABILITIES
Accrued expenses and taxes (Note 1)	75,199
Accrued payroll	10,227
Covered Call Options written at fair value (premium rec’d $135,599)	500
Dividends Payable	996,467

Total	1,082,393

NET ASSETS	$48,748,139

COMPONENTS OF NET ASSETS
Paid in Capital	$18,025,504
Accumulated Undistributed Net Investment Income	197
Net Accumulated Realized Gain on Investments and Written Options	6,489,872
Net Unrealized Appreciation on Investments and Written Options	24,232,566

Net assets equivalent to $1,053.44 per share on shares of 46,275, $10 par value capital stock outstanding at December 31, 2008 (authorized 232,000 shares)	$48,748,139

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

December 31, 2008

SHORT TERM SECURITIES — 4.20%

Number of		Identified	Fair Value
Shares		Cost	(Note 1)

365	Blackrock Fed Fund #30	$365	$365
326,779	Blackrock Fed. Sec. Fund #11	326,779	326,779
1,705,112	PNCGIS Money Market Funds	1,705,112	1,705,112
16,031	Vanguard Money Market Fund	16,031	16,031

	Total Short-Term Securities	$2,048,287	$2,048,287

BONDS — 11.59%

Principal
Amount

	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.53%
$200,000	Federal National Mortgage Association 4% due 5/5/2011	200,000	200,390
254,913	U.S. Federal Home Loan Mortgage 6% due 7/1/2019	260,990	264,816
520,781	U.S. Federal Home Loan Mortgage 6% due 8/1/2019	527,508	540,987
218,443	Government National Mortgage Association 6% due 4/15/2036	225,523	225,543

		1,214,021	1,231,736

	MUNICIPAL BONDS — 9.06%
25,000	Addison Alton zero coupon-A due 11/15/2011	21,566	21,830
300,000	Allegheny Cnty PA Hosp Dev Auth 2.959% # due 2/1/2037	220,184	142,500
70,000	Cuyahoga Cnty OH Eco Dev 7.35% due 6/1/2012	72,722	73,224
35,000	Cuyahoga Cnty OH Eco Dev 8.625% due 6/1/2022	41,676	42,295
95,000	Dallas Ft.Worth Arpt 6.6% due 11/1/2012	99,828	95,742
30,000	East Baton Rouge LA Mtg Fin zero coupon due 9/10/2014	22,422	21,580
225,000	Fulton Cty GA Devel. Auth 5.75% due 3/1/2014	227,880	209,344

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

December 31, 2008

BONDS — (Continued)

Principal		Identified	Fair Value
Amount		Cost	(Note 1)

$225,000	Glendale Wis Cmnty Dev Auth 4.9% due 10/1/2011	$225,000	$223,058
75,000	Los Alamos 5.15% due 7/1/2012	75,345	75,488
300,000	Massachusetts St. Housing 5.962% due 6/1/2017	300,000	290,403
280,000	Montana State Board of Housing 5.5% due 12/1/2037	284,111	268,719
300,000	Verizon New Jersey 8% due 6/1/2022	353,014	286,254
65,000	NJ Economic Dev. Authority 5.178% due 11/1/2015,	65,000	61,787
150,000	City of North Little Rock AR zero coupon due 07/20/2014	112,557	107,265
245,000	Ohio Hsg. Fin. Agy. Mtg. 5.08% due 9/1/2013	242,447	244,682
290,000	Ohio Hsg. Fin. Agy. Mtg. 5.57% due 9/1/2038	290,000	262,839
340,000	Peoria Ill School Distr. zero coupon due 1/1/2011	312,123	315,156
150,000	Rogers County OK Hsg zero coupon due 07/15/2014	112,989	100,632
100,000	Sparks Regl. Med Ctr 6.65% due 6/15/2012	100,633	90,731
255,000	Texas St Vets Hsg 7% due 12/01/2010	265,140	264,440
320,000	University of Oklahoma 5.6% due 7/1/2020	320,173	316,531
45,000	Utah Hsg. Corp.Sgl. Fam. Mtg. 4.78% due 7/1/2015	44,511	44,185
275,000	Wisconsin St Gen Rev 5.2% due 5/1/2018	275,000	273,485
245,000	Wyoming Comnt Development Authority 4.65% due 12/1/2014	245,000	239,811

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

December 31, 2008

BONDS — Concluded

Principal		Identified	Fair Value
Amount		Cost	(Note 1)

$80,000	Wyoming Comnt Development Authority 4.8% due 6/1/2015	$80,000	$77,773
270,000	Yorba Linda CA Redev Agy 5.25% due 09/01/2015	275,072	267,635

		4,684,393	4,417,389

	Total Bonds	$5,898,414	$5,649,125

COMMON STOCKS & MUTUAL FUNDS — 85.87%

Number
of Shares

	PETROLEUM AND MINING — 19.38%
111,806	Exxon Mobil Corp.	147,560	8,925,473
20,000	Penn Virginia Corp.	2,292	519,600

	Total	149,852	9,445,073

	BANKING, INSURANCE AND FINANCIAL HOLDING COMPANIES — 26.31%
242,196	PNC Financial Services Group Inc.	146,365	11,867,604
20,000	Marsh & McLennan Companies Inc.	262,439	485,400
12,000	State Street Corp.	88,500	471,960

	Total	497,304	12,824,964

	MANUFACTURING AND DIVERSIFIED — 19.06%
13,800	American Express Co.	534,966	255,990
9,200	Avery Dennison	428,454	301,116
8,800	Bemis Company	248,348	208,384
160	Berkshire Hathaway B*	352,582	514,240
24,400	Briggs & Stratton Corp	429,177	429,196
14,200	Carnival Corp.	518,098	345,344
9,300	Colgate Palmolive Co.	512,040	637,422
19,400	Dell, Inc.*	485,896	198,656
10,800	Diebold Inc.	392,740	303,372
12,700	Dover Corp.	219,203	418,084
18,000	Dow Chemical Co.	116,338	271,620

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

December 31, 2008

COMMON STOCKS & MUTUAL FUNDS — (Continued)

Number		Identified	Fair Value
of Shares		Cost	(Note 1)

5,000	Eaton Corp.	$221,517	$248,550
7,500	Emerson Electric Co.	57,084	274,575
22,100	General Electric Co.	507,564	358,020
32,300	Harte Hanks Inc.	392,213	201,552
9,100	Illinois Tool Works	472,224	318,955
7,500	Int’l Business Machines Corp.	122,525	631,200
9,900	Int’l Speedway Corp.	396,958	284,427
13,500	Jones Apparel Group	139,252	79,110
9,800	Kimberly-Clark Corp.	462,064	516,852
7,500	Manpower Inc	239,204	254,925
22,000	Microsoft Corp.	726,906	427,680
21,700	Molex Inc. Class A	321,538	281,015
20,000	Pitney Bowes Inc.	590,655	509,600
10,400	Quest Diagnostics Inc.	538,499	539,864
32,000	Steelcase Inc. Class A	346,467	179,840
7,775	Tyco Electronics	221,413	126,033
8,100	Tyco Int’l Ltd.	359,232	174,960

	Total	10,353,157	9,290,582

	DRUGS AND PHARMACEUTICALS — 3.06%
5,000	Becton Dickinson & Co.	133,907	341,950
12,600	Johnson and Johnson	69,355	753,858
13,000	Merck & Co. Inc.	138,569	395,200

		341,831	1,491,008

	ADVERTISING & COMMUNICATIONS — 2.47%
20,000	Verizon Communications Inc.	170,564	678,000
25,812	Vodaphone Group PLC	689,960	527,597

		860,524	1,205,597

	FOOD/RETAIL MERCHANDISING — 5.10%
10,200	Avon Products Inc	231,095	245,106
18,000	Coca Cola Co.	21,581	814,860
9,600	Family Dollar Stores	272,537	250,272

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

December 31, 2008

COMMON STOCKS & MUTUAL FUNDS — Concluded

Number		Identified	Fair Value
of Shares		Cost	(Note 1)

9,000	McDonalds Corp.	$122,304	$559,710
11,000	Walmart Stores Inc	550,945	616,660

		1,198,462	2,486,608

	INTERNATIONAL — 6.13%
76,099	Artisan International Funds	1,675,000	1,138,438
38,757	Harbor International Funds	1,765,000	1,554,944
12,450	Vanguard Emerging Markets ETF	599,299	293,446

		4,039,299	2,986,828

	DIVERSIFIED HOLDING — 4.36%
732	Pennsylvania Warehousing and Safe Deposit Company (Note 2)	71,399	2,127,924

	Total Common Stocks	17,511,828	41,858,584

	Total Investments — 101.66%	$25,458,529	$49,555,996

	Liabilities in excess of other assets — (1.66)%		(807,857)

	NET ASSETS — 100%		$48,748,139

* Non-income producing.

# Variable rate security-rate disclosed is as of 12/31/2008

See Notes to Financial Statements

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2008

INVESTMENT INCOME:
Income:
Dividends	$1,463,400
Dividends from affiliates (Note 2)	131,760
Interest	340,940

Total	1,936,100
Expenses:
Accounting	55,818
Compensation	161,000
Compliance Fees	51,539
Custodian	28,221
Directors’ fees	63,200
Insurance	27,428
Investment advisory fees (Note 8)	123,628
Printing and Postage	41,044
Professional Fees	132,082
Other office and administrative	22,807

Total	706,767

Net Investment Income	1,229,333

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investment transactions	129,388
In-kind transfers (Note 4)	1,308,143
Distributions from other investment companies	53,611
Written options	108,089

Net realized gain	1,599,231
Net change in unrealized appreciation / depreciation on:
Investments	(17,641,855)
Investments in affiliate	(608,292)
Written options	121,109

Net change in unrealized appreciation / depreciation	(18,129,038)

Net realized and unrealized loss	(16,529,807)
Capital gains tax payable on behalf of shareholders (Note 1)	(1,600)

Net decrease in net assets resulting from operations	$(15,302,074)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31

	2008	2007

Increase (decrease) in Net Assets from:
Operations:
Net investment income	$1,229,333	$1,228,930
Net realized gain on investments	1,599,231	2,583,956
Increase/Decrease in net unrealized appreciation on investments	(18,129,038)	(452,050)
Capital gains tax payable on behalf of shareholders (Note 1)	(1,600)	(345,879)

Net increase (decrease) in net assets resulting from operations	(15,302,074)	3,014,957
Undistributed investment income included in price of shares redeemed	(8,771)	(14,956)
Realized gain from security transactions included in price of shares redeemed	(30,486)	(6,042)
Dividends to shareholders from net investment income	(1,220,456)	(1,213,883)
Dividends to shareholders from short-term capital gains	(256,028)	(1,077,365)
Capital Share Transactions:
(Exclusive of amounts allocated to net investment income and net realized gain from security transactions) (Note 1):
Cost of shares of capital stock redeemed	(1,422,376)	(672,761)

Total increase (decrease) in net assets	(18,240,191)	29,950
Net Assets:
Beginning of year	66,988,330	66,958,380

End of year [including undistributed net investment income of $197 and $91, respectively]	$48,748,139	$66,988,330

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

For the Year Ended December 31, 2008

1. SIGNIFICANT ACCOUNTING POLICIES
The Finance Company of Pennsylvania (the “Company”) is registered under the Investment Company Act of 1940, as amended, as a regulated open-end investment company. On April 21, 1964, the stockholders approved amendments to the Articles of Incorporation whereby, since that date, the Company has held itself ready to redeem any of its outstanding shares at net asset value. Net asset value for redemptions is determined at the close of business on the day of formal tender of shares or the next day on which the New York Stock Exchange is open. There were 1,072 and 469 shares of capital stock redeemed during the years ended December 31, 2008 and 2007, respectively.

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Portfolio Valuation
Equity securities that are listed on an exchange are valued at the last quoted sales price. When valuing equity securities that are not listed on an exchange or have not traded, the Company uses the mean between the bid and asked prices for that day. Fixed income securities are valued on the basis of prices provided by pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such securities, market transactions in comparable securities and various relationships between securities. When valuing fixed income securities that mature within sixty days, the Company uses amortized cost. It is the responsibility of the Company’s Board of Directors (the “Board”) to establish fair valuation procedures. When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Company determines a fair value in good faith in accordance with these procedures. As of December 31, 2008, The Pennsylvania Warehousing and Safe Deposit Company is a non-marketable security priced at fair value as determined by the Board. (See Note 2)

Federal Income Taxes
No provision has been made for Federal income taxes other than capital gains tax because the Company has elected to be taxed as a regulated investment company meeting certain requirements of Subchapter M of the Internal Revenue Code. As such, the Company is paying the applicable Federal capital gains tax for

NOTES TO FINANCIAL STATEMENTS — Continued

shareholders and retaining the net balance for reinvestment, except to the extent that such gains are considered to have been distributed to redeeming shareholders.

Equalization
The Company follows the accounting practices known as “equalization” by which a portion of the costs of redemption of capital shares equivalent to the amount, on a per share basis, of distributable investment income on the date of the transaction is charged to the undistributed income, so that undistributed income per share is unaffected by Company shares redeemed. Similarly, on redemptions, a pro rata portion of realized capital gains is charged against undistributed realized gains.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Bond Maturity Dates
Bonds in the portfolio of investments with a call or reset feature will have an effective maturity date earlier than the stated maturity. For such bonds, the stated maturity date is listed first and the call or reset date, if any, is listed second.

Investing in Government Sponsored Agency Securities
The Company invests in United States Government sponsored entities. Such sponsored entities, although chartered and sponsored by the U.S. Congress, are not funded by Congressional appropriations and are neither guaranteed nor insured by the United States Government.

Other
Security transactions are accounted for on the trade date. Dividend income, distributions from other investment companies, and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis. Realized gains and losses are based on the specific identified cost method for both Financial and Federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS — Continued

2. NON-MARKETABLE SECURITY OF AFFILIATE
There is no ready market for the below listed security. Fair value is established by the Board.

The Pennsylvania Warehousing and Safe Deposit Company is defined as an affiliate under the Investment Company Act of 1940 in that the Company owns 5% or more of the outstanding voting securities of such company. Further, if at the time of public sale of any of these shares the Company would be deemed a “control person,” it would be necessary to register such shares under the Securities Act of 1933 prior to their sale.

					For the
					Year Ended
					December 31,
		December 31, 2008			2008
		Percent	Identified	Fair	Dividend
Shares		Owned	Cost	Value	Income

732	Pennsylvania Warehousing and Safe Deposit Company	16.94%	$71,399	$2,127,924	$131,760

3. COVERED CALLS WRITTEN
The Company may write covered call options as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Company writes an option, if the underlying security does not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised, and the Company will realize as profit the premium received for such option. When a call option written by the Company is exercised, the Company will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price.

At December 31, 2008, the Company has written covered calls as follows:

	Expiration	Exercise	Premium	Number of	Fair
Common Stock	Date	Price	Received	Shares	Value

PNC Financial Services	1/17/2009	$70.00	$135,599	10,000	$500

NOTES TO FINANCIAL STATEMENTS — Continued

Transactions in written covered calls for the year ended December 31, 2008 were as follow:

	Shares	Premium

Outstanding at December 31, 2007	6,500	$26,840
Covered Calls written during the year	22,500	216,848
Covered Calls expired during the year	(19,000)	(108,089)

Outstanding at December 31, 2008	10,000	$135,599

4. PURCHASES AND SALES OF SECURITIES
The aggregate cost of securities purchased, the proceeds from sales and maturities of investments, and the cost of securities sold for the year ended December 31, 2008 were:

	Historical
	Cost of	Proceeds from	Cost of
	Investments	Sales and	Securities Sold
	Purchased	Maturities	and Maturities

Common Stocks and mutual funds	$7,402,768	$8,807,201	$8,908,565
U.S. Government & Agency Obligations	442,591	922,308	947,737
Municipal Bonds	2,023,500	1,630,000	1,624,998

Total	$9,868,859	$11,359,509	$11,481,300

The amounts above do not include the fair value and cost of shares distributed in connection with redemptions. During the year ended December 31, 2008, the Company distributed common stock with fair value of $1,320,358 and cost of $12,215. The related gain of $1,308,143 has been disclosed in the Company’s Statement of Operations.

5. DISTRIBUTIONS TO SHAREHOLDERS
The Company hereby designates 100% of dividends from ordinary income declared for the year ended December 31, 2008 as qualified dividend income.

Ordinary income and short term capital gain distributions are determined in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America.

A dividend in the amount of $987,971 was declared on December 12, 2008 payable at $21.35 per share on January 30, 2009 to shareholders of record on

NOTES TO FINANCIAL STATEMENTS — Continued

December 31, 2008. This dividend consisted of $731,943 from net investment income and $256,028 from short-term capital gains.

The tax character of dividends and distributions declared by the Company was as follows:

	For the Year	For the Year
	Ended	Ended
	December 31, 2008	December 31, 2007

Distributions paid from Ordinary Income	$1,476,484	$2,291,248

6. TAX MATTERS
For U.S. federal income purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments at December 31, 2008 was as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Cost	Appreciation	Depreciation	(Depreciation)

$25,458,529	$28,137,236	$4,039,769	$24,097,467

At December 31, 2008, there were no differences in the components of undistributable earnings on the tax basis as compared to the book basis.

FASB Interpretation No. 48
In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109”. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes”. This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 was adopted by the Company on January 1, 2007. Management has concluded that as of December 31, 2008, there were no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

The Company files U.S. Federal and Pennsylvania state tax returns. No income tax returns are currently under examination. The Company’s federal tax and state returns remain open for examination for the years ended December 31, 2005 through December 31, 2008.

NOTES TO FINANCIAL STATEMENTS — Continued

7. LEASE
The Company rents office space from an affiliate and has not entered into a formal lease agreement. The lessor company’s president is an officer and director of the Company. Minimum annual rental for this space was $15,000.

8.	OTHER INFORMATION FOR THE YEAR ENDED DECEMBER 31, 2008
Directors of the Company, who are not also employees, are paid a fee for attendance at meetings of the Board of Directors and its committees. Compensation of those Directors amounted to $63,200. The compensation of Officers of the Company, who are also employees of the Company, amounted to $161,000.

Investment advisory fees payable monthly to Cooke & Bieler, LP, are based on the monthly closing equity portfolio value, less the value of certain investments at an annual rate of 0.50%. Cooke & Bieler, L.P. earned $103,358 for their services during the year ended December 31, 2008.

Investment advisory fees payable monthly to Schroder Investment Management North America Inc. are based on the monthly closing bond portfolio value at an annual rate of 0.30%. Schroder Investment Management North America Inc. earned $20,270 for their services during the year ended December 31, 2008.

9. RECENT ACCOUNTING PRONOUNCEMENTS
The Company adopted FASB of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Company would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the

NOTES TO FINANCIAL STATEMENTS — Continued

best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

Management has determined the value of its investment in the Pennsylvania Warehousing and Safe Deposit Company using a combination of valuation techniques, including the dividend discount and net asset value methodologies.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Company’s investments carried at fair value:

	Investments	Other
	in	Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$41,778,947	$—
Level 2 — Other Significant Observable Inputs	5,649,125	500
Level 3 — Significant Unobservable Inputs	2,127,924	—

Total	$49,555,996	$500

*	Other financial instruments are derivative instruments (written options).

A roll forward of fair value investments using significant unobservable inputs (Level 3) at December 31, 2008 were as follows:

Investments
in
Securities

Beginning Balance, 12/31/2007	$2,736,216
Net Purchases / (Sales)	—
Total Unrealized Loss	(608,292)

Ending Balance, 12/31/2008	$2,127,924

NOTES TO FINANCIAL STATEMENTS — Continued

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Company’s financial statement disclosures, if any, is currently being assessed.

10. INTEREST RATE RISK
The Company is also subject to interest rate risk. Interest rate risk is the risk that fixed-income securities will decline in value because of changes in market interest rates. Investments in debt securities with long-term maturities may experience significant price declines if long-term interest rates increase.

CONDENSED FINANCIAL INFORMATION

Selected data for each share of capital stock outstanding throughout each period:

	Years Ended December 31,
	2008	2007	2006	2005	2004

Investment Income	$41.84	$42.43	$41.58	$35.65	$34.94
Less: Expenses	15.27	16.47	14.14	12.11	11.25

Net Investment Income	26.57	25.96	27.44	23.54	23.69
Dividends from net investment income	(26.32)	(25.54)	(27.16)	(22.21)	(22.48)
Dividends from short term capital gains	(5.53)	(22.75)	(16.85)	(7.24)	(9.02)
Net realized gain (loss) and increase (decrease) in unrealized appreciation	(356.12)	36.84	189.55	34.98	60.00

Net increase (decrease) in net assets value	(361.40)	14.51	172.98	29.07	52.19
Net assets value:
Beginning of year	1,414.84	1,400.33	1,227.35	1,198.28	1,146.09

End of year	$1,053.44	$1,414.84	$1,400.33	$1,227.35	$1,198.28

Net Assets at end of Period (in millions)	$48.7	$66.9	$66.9	$59.6	$58.6
Annual ratio of expenses to average net assets	1.16%	1.22%*	1.05%	1.02%	0.98%
Annual ratio of net investment income to average net assets	2.02%	1.92%	2.03%	1.98%	2.06%
Annual portfolio turnover rate	16.49%	18.10%	18.94%	18.61%	10.14%
Annual Total Investment Return	(23.43%)	4.49%	17.68%	4.88%	7.30%
Number of shares outstanding at end of period (in thousands)	46	47	48	49	49

*	Net of 0.04% of expenses reimbursed

See Notes to Financial Statements

CHANGES IN THE PORTFOLIO OF INVESTMENTS
(Exclusive of Short-Term Investments)
For the Six Months Ended December 31, 2008
(Unaudited)

PURCHASES

COMMON STOCKS / MUTUAL FUNDS

	Changes	Balance
	During	December 31,
	the Period	2008
	Number of Shares

Artisan International Funds	9,480	76,099
American Express Co.	8,800	13,800
Avery Dennison Corporation	7,100	9,200
Avon Products Inc.	10,200	10,200
Carnival Corp.	2,700	14,200
Dell Inc.	6,000	19,400
Diebold Inc.	10,800	10,800
Eaton Corp.	5,000	5,000
General Electric Co.	22,100	22,100
Harbor International Funds	4,229	38,757
Harte Hanks Inc.	25,000	32,300
Int’l Speedway Corp.	5,000	9,900
Jones Apparel Group	10,800	13,500
Manpower Inc	7,500	7,500
Molex Inc. Class A	21,700	21,700
Steelcase Inc. Class A	24,000	32,000
Tyco Electronics	4,775	7,775
Vanguard Emerging Markets ETF	4,720	12,450

CHANGES IN THE PORTFOLIO OF INVESTMENTS
(Exclusive of Short-Term Investments)
For the Six Months Ended December 31, 2008
(Unaudited)

SALES

COMMON STOCKS

	Changes	Balance
	During	December 31,
	the Period	2008
	Number of Shares

American Express Co.	8,800	13,800
Anheuser-Busch	4,800	—
Avery Dennison	7,100	9,200
Bemis Company	3,700	8,800
Dell Inc.	8,500	19,400
Diebold Inc.	10,800	10,800
Fairpoint Communications	378	—
Family Dollar Stores	12,400	9,600
General Electric Co.	17,500	22,100
Harte Hanks Inc.	25,000	32,300
Int’l Business Machines Corp.	2,500	7,500
Int’l Speedway Corp.	5,000	9,900
Jones Apparel Group	10,800	13,500
Kimberly-Clark Corp.	2,000	9,800
Molex Inc. Class A	21,700	21,700
Pitney Bowes Inc.	4,000	20,000
Quest Diagnostics Inc.	5,000	10,400
Steelcase Inc. Class A	24,000	32,000
Tyco Electronics	4,775	7,775

PURCHASES

BONDS

	Changes	Balance
	During	December 31,
	the Period	2008
	Principal Amount

Allegheny County PA Hosp Dev Auth 2,959% due 2/1/2037	300,000	300,000
Federal National Mortgage Assn 4% 5/5/2011	200,000	200,000

CHANGES IN THE PORTFOLIO OF INVESTMENTS
(Exclusive of Short-Term Investments)
For the Six Months Ended December 31, 2008
(Unaudited)

CALLS/SALES/MATURITIES

BONDS

	Changes	Balance
	During	December 31,
	the Period	2008
	Number of Units

GNMA I Pool # 651914 6% due 4/15/2036	12,838	218,443
Los Alamos 5.15% due 7/1/2012	15,000	75,000
Machensey Park Ill 4.88% due 12/1/2010	275,000	—
Montana State Board of Housing 5.5% due 12/1/2037	20,000	280,000
NJ Economic Dev Auth. 5.178% due 11/1/2015	5,000	65,000
Ohio Hsg. Fin. Agy. Mtg. 5.57% due 9/1/2038	10,000	290,000
Texas St Go Series A 7% due 12/1/2010	55,000	255,000
U.S. Federal Home Loan Bank Bond 4% due 6/3/2011	40,000	—
U.S. Federal Home Loan Bank Bond 5% due 1/29/2014	150,000	—
U.S. Federal Home Loan Bank Bond 5% due 2/25/2014	69,000	—
U.S. Federal Home Loan Mortgage 4% due 6/3/2011	60,000	—
U.S. Federal Home Loan Mortgage 6% due 7/1/2019	8,452	254,913
U.S. Federal Home Loan Mortgage 6% due 8/1/2019	19,076	520,781
Utah Hsg. Corp. Sgl. Fam. Mtg. 4.78% due 7/1/2015	75,000	45,000
Yorba Linda CA Redev Agy 5.25% due 09/01/2015	30,000	270,000

Supplemental Information on Directors

(Not Part of the Company’s Financial Statements)

Term of
	Office and		Other Directorships Held by
	Length of	Principal Occupation(s)	Director or Nominee for
Name, Address[1], Position(s) Held with the Fund, and Age	Time Served	During Past 5 Years	Director

Interested Directors[2]
Charles E. Mather III Director and President Age: 74	2011 28 years	President and Director of Mather & Co. (insurance brokers)	Director of Penn Series Funds, Inc.

Herbert S. Riband, Jr. Director Age: 72	2010 15 years	Of counsel to the law firm of Saul, Ewing LLP	Director of Pennsylvania Warehousing and Safe Deposit Company

Non-Interested Directors
Jonathan D. Scott Director Age: 56	2009 19 years	Partner, Veritable, L.P. (Formerly Senior Vice President, PNC Bank Corp.)	None

Shaun F. O’Malley Director Age: 73	2009 13 years	Retired (Formerly Chairman, Price Waterhouse World Organization (accounting))	Director of The Philadelphia Contributionship, PolyMedix Inc.

Peter Bedell Director Age: 71	2010 4 years	Executive Vice-President Burke Lawton Brewer and Burke, Formerly Chairman Emeritus Walnut Asset Management and Rutherford Brown & Catherwood LLC.	None

[1]	The address of all Directors is 400 Market Street, Suite 425, Philadelphia, PA 19106.

[2]	The two interested directors are classified as such because they are executive officers of the Company.

*  *  *

The Company’s Statement of Additional Information includes additional information about the Company’s directors and is available without charge upon request. Call Doranne Case (collect) to request a copy.

OTHER INFORMATION RELATING TO THE ANNUAL
SHAREHOLDERS MEETING

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the Company is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market Street, Suite 425, Philadelphia, Pennsylvania 19106. This information is also available on the SEC’s website at www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market Street, Suite 425, Philadelphia, Pennsylvania 19106. The Company’s Form N-PX is also available on the SEC’s website at www.sec.gov.

Quarterly Schedule of Portfolio Holdings

The Company’s complete schedule of portfolio holdings for the first and third quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market Street, Suite 425, Philadelphia, Pennsylvania 19106. The Company’s Form N-Q is also available on the SEC’s website at www.sec.gov. In addition, the Company’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TABLE OF CONTENTS

SIGNATURES
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
The Finance Company of Pennsylvania

By	/s/ Charles E. Mather III

Charles E. Mather III
President
Date: March 9, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Charles E. Mather III

Charles E. Mather III
President
Date: March 9, 2009

By	/s/ Herbert S. Riband, Jr.

Herbert S. Riband, Jr.
Secretary-Treasurer
Date: March 9, 2009